S000106341 [Member] Performance Management - Goldman Sachs Income ETF	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The bar chart and table below provide an indication of the risks of investing in the Fund. It is currently contemplated that before the Fund commences operations, the assets of another investment company advised by the Investment Adviser, Goldman Sachs Income Fund (the “predecessor fund”), will be transferred to the Fund in a tax‑free reorganization. It is currently contemplated that the reorganization will take place upon the close of business on August 7, 2026. The Fund and the predecessor fund have identical investment objectives, fundamental investment policies and investment strategies. The performance of the predecessor fund has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the predecessor fund. Because the Fund has different fees and expenses than the predecessor fund, the Fund would also have had different performance results.
The bar chart and table show: (a) changes in the performance of the Fund’s Shares (represented by the performance of the predecessor fund’s Institutional Shares, as applicable, from year to year); and (b) how the average annual total returns of the Fund (represented by the average annual total returns of the predecessor fund’s Institutional Class shares) compare to those of a broad-based securities market index and an additional benchmark (as applicable). Performance information set forth below during such periods reflects the performance resulting from the predecessor fund’s strategies during the periods. The Fund’s (and the predecessor fund’s) past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus.
Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table show: (a) changes in the performance of the Fund’s Shares (represented by the performance of the predecessor fund’s Institutional Shares, as applicable, from year to year); and (b) how the average annual total returns of the Fund (represented by the average annual total returns of the predecessor fund’s Institutional Class shares) compare to those of a broad-based securities market index and an additional benchmark (as applicable).
Bar Chart [Heading]	CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]

	Returns	Quarter Ended

Year‑to‑Date Return	–0.83%	March 31, 2026

During the periods shown in the chart above:	Returns	Quarter ended

Best Quarter Return	12.56%	June 30, 2020

Worst Quarter Return	–11.08%	March 31, 2020

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2025
Performance Table Narrative
Benchmark returns do not reflect any deductions for fees or expenses.
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after‑tax returns shown are not relevant to investors who hold Fund Shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after‑tax returns shown are not relevant to investors who hold Fund Shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Availability Website Address [Text]	am.gs.com
Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year‑to‑Date Return
Bar Chart, Year to Date Return	(0.83%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	12.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(11.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020